LONG-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT - Equity securities without readily determinable fair value - (Details)	1 Months Ended								12 Months Ended
	Sep. 30, 2023 USD ($)	Nov. 30, 2021 USD ($) shares	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value									$ 3,193,049	$ 3,248,427
Payment for longterm investments									0		$ 500,000
Fortune Rise Acquisition Corporation ("FRLAU")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value									0	200,237
Percentage of equity interest acquired		0.80%
Payment for longterm investments		$ 201,248
Provision for impairment of investments									200,237
Fortune Rise Acquisition Corporation ("FRLAU") | Founder Share
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares		122,000
Number of shares held, after sale | shares												98,800
Fortune Rise Acquisition Corporation ("FRLAU") | Private Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares		20,000
Fortune Rise Acquisition Corporation ("FRLAU") | Representative Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares		60,000
Shenzhen Guru Club Information Technology Group Co., LTD. ("Guru")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value									1,447,876	1,369,994
Percentage of equity interest acquired							1.00%	1.00%
Payment for longterm investments							$ 1,536,972	¥ 10,000,000
Change of fair value									0	0
Shanghai Realize Investment Consulting Co., Ltd. ("Realize")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value									868,725	821,997
Percentage of equity interest acquired			1.50%	1.50%
Payment for longterm investments			$ 926,183	¥ 6,000,000
Change of fair value									0	0
Shanghai Yisong Consulting Management Co., LTD ("Yisong")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value									376,448	356,199
Percentage of equity interest acquired					5.00%	5.00%
Payment for longterm investments					$ 400,962	¥ 2,600,000
Change of fair value									0	0
Mainnet Group Holdings ("Mainnet")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value									500,000	500,000
Percentage of equity interest acquired	2.00%
Payment for longterm investments	$ 500,000
Change of fair value									$ 0	$ 0